NOTE 11 - COMMITMENTS AND CONTINGENCIES (Schedule of Rent Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Total Operating Leases rent expense	$ 9,485	$ 12,320
Purchase Power/FP Mailing [Member]
Lessee, Lease, Description [Line Items]
Total Operating Leases rent expense	195	369
Coffee Perks/A. Antique Coffee Services [Member]
Lessee, Lease, Description [Line Items]
Total Operating Leases rent expense	310	382
Canon [Member]
Lessee, Lease, Description [Line Items]
Total Operating Leases rent expense	$ 8,980	$ 11,569